REVENUE AND EXPENSES - CHANGE IN FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Change in fair value of financial instruments, Gains	$ 0	$ 0	$ 0
Losses on change in fair value of derivatives	0	0	0
Net	0	0	0
Net foreign exchange gain	55,797,000	212,067,000	66,205,000
Net foreign exchange loss	83,615,000	221,147,000	95,041,000
Net	(27,818,000)	(9,080,000)	(28,836,000)
Loans and receivables [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	6,805,000	1,822,000	2,928,000
Net foreign exchange loss	2,995,000	261,000	433,000
Net	3,810,000	2,083,000	2,495,000
Other financial transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	16,385,000	15,634,000	19,432,000
Net foreign exchange loss	37,626,000	278,000	29,786,000
Net	(21,241,000)	15,356,000	(10,354,000)
Current transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	32,607,000	194,611,000	43,845,000
Net foreign exchange loss	42,994,000	221,130,000	64,822,000
Net	$ (10,387,000)	$ (26,519,000)	$ (20,977,000)